Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000023379 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000023379 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023381 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000023381 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000125378 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000125378 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023382 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000023382 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000076404 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000076404 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000076405 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000076405 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000125379 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000125379 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000076407 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000076407 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000115036 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000115036 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000115036 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115036 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115036 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115036 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000115036 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000115036 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.80%
C000115036 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000115036 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.20%
C000115036 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.10%
C000115036 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000115036 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115037 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000115037 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000115037 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115037 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115037 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115037 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000115037 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000115037 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.80%
C000115037 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000115037 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.20%
C000115037 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.10%
C000115037 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000115037 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115039 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000115039 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000115039 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115039 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115039 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115039 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000115039 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000115039 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.80%
C000115039 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000115039 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.20%
C000115039 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.10%
C000115039 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000115039 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115040 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000115040 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000115040 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.60%
C000115040 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000115040 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.90%
C000115040 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.90%
C000115040 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.10%
C000115040 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.00%
C000115040 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.50%
C000115040 [Member] | JORDAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115040 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.40%
C000115040 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000115040 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115041 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000115041 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000115041 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.60%
C000115041 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000115041 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.90%
C000115041 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.90%
C000115041 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.10%
C000115041 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.00%
C000115041 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.50%
C000115041 [Member] | JORDAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115041 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.40%
C000115041 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000115041 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115043 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000115043 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000115043 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.60%
C000115043 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000115043 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.90%
C000115043 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.90%
C000115043 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.10%
C000115043 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.00%
C000115043 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.50%
C000115043 [Member] | JORDAN
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115043 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.40%
C000115043 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000115043 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000177102 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000177102 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000177102 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.20%
C000177102 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000177102 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.30%
C000177102 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	32.80%
C000177102 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.50%
C000177102 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000177102 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.10%
C000177102 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000177102 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000177102 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000177102 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000177103 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000177103 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000177103 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.20%
C000177103 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000177103 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.30%
C000177103 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	32.80%
C000177103 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.50%
C000177103 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000177103 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.10%
C000177103 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000177103 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000177103 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000177103 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000177104 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000177104 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000177104 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.20%
C000177104 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000177104 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.30%
C000177104 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	32.80%
C000177104 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.50%
C000177104 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000177104 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.10%
C000177104 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000177104 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000177104 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000177104 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000177105 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000177105 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000177105 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.20%
C000177105 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000177105 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.30%
C000177105 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	32.80%
C000177105 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.50%
C000177105 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%
C000177105 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.10%
C000177105 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000177105 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000177105 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000177105 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%